Long-Term Debt and Loans Payable to Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
SayMedia, Inc [Member]
Long-Term Debt and Loans Payable to Related Parties

8. Long-Term Debt and Loans Payable to Related Parties

Long-term debt and loans payable to related parties consisted of the following as of September 30, 2018 and December 31, 2017:

	2018	2017
Bank note	$-	$1,101,602
Vendor note	131,378	431,378
Loans payable to related parties	7,037,868	6,460,000
Factoring note	902,270	-
Interest and fees accrued as debt	35,859	184,816
Less: unamortized issuance costs and discount	(11,667)	(16,950)
Debt, total	8,095,708	8,160,846
Less: current portion	(8,095,708)	(1,950,846)
Debt, non-current portion	$-	$6,210,000

As of September 30, 2018, scheduled principal payments of long-term debt, including debt with related parties, were $498,420 remaining for the year ending December 31, 2018 and $7,608,955 for the year ending December 31, 2019.

Bank Note

On September 9, 2017, the Company entered into a loan and security agreement which provided for a revolving line of credit with an interest rate equal to the prime rate plus 3.00% (or plus 5.00% in the event of default), a borrowing limit of $2,500,000, and a cash collateral account of $100,000. The note payable to bank had a maturity date of September 6, 2018 and was repaid on March 12, 2018.

The note payable to bank included various financial and nonfinancial covenants, including a liquidity ratio and a minimum quarterly adjusted EBITDA ratio, as defined in the agreement. The Company was out of compliance with these covenants at December 31, 2017; therefore, the debt was classified as a current liability.

On June 29, 2017, the Company executed a payoff letter with a bank wherein all outstanding amounts at that date were forgiven in exchange for a one-time payment of $1,350,000. The Company recognized a gain on extinguishment of debt of $26,076,301, which is included as gain on forgiveness of debt in the accompanying statements of operations and comprehensive income (loss) for the nine months ended September 30, 2017.

Vendor Note

On July 1, 2016, the Company entered into a promissory note with a vendor to settle outstanding accounts payable to that vendor. The note had a beginning principal balance of $983,063 (reduced to $851,946 pursuant to an amendment on August 10, 2016) and bore interest at 2% per annum simple interest on the principal amount only. The note was fully repaid during January 2019.

Loans Payable to Related Parties

On August 11, 2015, the Company entered into a note payable with a significant shareholder for $225,000, which bore interest at 20% per annum, and was due and payable upon demand since the scheduled maturity date of November 12, 2015. The note was repaid on October 19, 2018.

On August 28, 2015, the Company executed a note payable with a related party for $25,000, which bore interest at 20% per annum and was due on demand since the scheduled maturity date of November 12, 2015. The note was repaid on October 19, 2018.

On February 15, 2017, the Company entered into a long-term debt agreement with an entity controlled by a significant shareholder. Advances under the terms of the loan agreement bore interest at 1.0% per annum and were due on February 15, 2019. As of September 30, 2018 and December 31, 2017, the outstanding balance was $6,549,226 and $6,210,000, respectively. The loan was repaid on December 12, 2018 in connection with the acquisition (see Note 10 for further information).

Factoring Note

On March 9, 2018, the Company entered a factoring note agreement with a finance company to increase working capital through accounts receivable factoring for twelve months, with renewal options for an additional twelve months, with a $3,500,000 maximum facility limit. The facility provides for maximum borrowing up to 85% of the eligible accounts receivable (the “Advance Rate”) and the Company may adjust the amount advances up or down at any time. In the event the finance company decreases the Advance Rate to less than 75% of eligible accounts received, the Company can terminate the note without any penalty fees. The note bears interest at the prime rate plus 4.00% (the Interest Rate”) (7.00% as of September 30, 2018) and provides for a floor rate of 4.50% with a default rate of 3.00% plus the Interest Rate. In addition, the note provides for an initial factoring fee of 0.415% with an annual per day fee of $950.

7. Long-term Debt and Related Party Transactions

Total debt as of December 31, 2017 and 2016, consisted of the following:

	2017	2016

Opus Bank	$-	$25,238,149
Silicon Valley Bank	1,101,602	-
Vendor note	431,378	798,044
Related parties	6,460,000	1,500,000
Interest accrued as debt	184,816	1,612,986
Less: unamortized issuance costs and discount	(16,950)	(423,679)

Debt, total	$8,160,846	$28,725,500

Less: current portion	(6,210,000)	(27,075,500)

Debt, non-current portion	$1,950,846	$1,650,000

As of December 31, 2017, scheduled principal payments of long-term debt, including debt with related parties, were $1,967,797 and $6,210,000 in the years ending December 31, 2018 and 2019, respectively.

Opus Bank

The Company had a term note, an asset-based loan, and a revolving line of credit with Opus Bank as of December 31, 2016. As of December 31, 2016 the Company was in default on this debt. On June 29, 2017, the Company signed a payoff letter with Opus Bank wherein all outstanding amounts at that date were forgiven in exchange for a one-time payment of $1,350,000. The Company made the payment and recognized gain on extinguishment of debt of $26,076,301 as a result of the debt forgiveness, which is included as gain on forgiveness of debt in the accompanying 2017 statement of comprehensive income. All material interest expense reflected in the accompanying statements of operations and comprehensive income (loss) relates to the Opus Bank debt.

Unamortized debt issuance costs and debt discount related to the Opus Bank debt totaled $423,679 as of December 31, 2016. All remaining unamortized amounts were written off on June 29, 2017 in conjunction with the payoff letter described above.

Silicon Valley Bank

On September 9, 2017, the Company entered into a Loan and Security Agreement with Silicon Valley Bank (“SVB”) which provides for a revolving line of credit with an interest rate equal to the Prime Rate plus 3.00% (or plus 5.00% in the event of default), a borrowing limit of $2,500,000, and a cash collateral account with SVB of $100,000. As of December 31, 2017, the interest rate was 7.50%. The SVB debt has a maturity date of September 6, 2018.

The SVB debt includes various financial and nonfinancial covenants, including a liquidity ratio and a minimum quarterly adjusted EBITDA ratio, as defined in the agreement. The Company was out of compliance with these covenants at December 31, 2017 and this debt is classified as a current liability.

Debt issuance costs of $16,950 at December 31, 2017 relate to the SVB debt.

Vendor Note

On July 1, 2016 the Company entered into a promissory note with a vendor to settle outstanding accounts payable to that vendor. The note had a beginning principal balance of $983,063 (reduced to $851,946 via amendment on August 10, 2016) and bears interest at 2% per annum simple interest on the principal amount only.

Loans Payable to Related Parties

On February 15, 2017 the Company entered into a loan agreement with an entity controlled by a significant shareholder of the Company. The loan provides for advances based on the terms of the loan document and interest of 1% per annum. The loan matures on February 15, 2019. As of December 31, 2017 and 2016, respectively, outstanding principal was $6,210,000 and $1,250,000.

The Company also had a note payable directly to the same significant shareholder. This $225,000 note was dated August 11, 2015, bears interest at 20% per annum, and is due and payable upon demand since the maturity date of November 12, 2015.

The Company also has a note payable with a different related party. This $25,000 note was dated August 28, 2015, bears interest at 20% per annum, and is due and payable upon demand since the maturity date of November 12, 2015.